INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31, 2021	As of December 31, 2020

Accounting software	$7,650	$7,650
Less: accumulated amortization	(7,650)	(6,844)
Intangible assets, net	$-	$806

Amortization expense was $806, $476 and $1,448, respectively, for the years ended December 31, 2021, 2020 and 2019.